Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2022
Property, Equipment and Software, Net
Property, Equipment and Software, Net

6.Property, Equipment and Software, Net

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
At cost:
Computer equipment, office equipment and purchased software	3,135,385	3,591,861	520,771
Leasehold improvement	28,773	30,249	4,386
	3,164,158	3,622,110	525,157
Less: accumulated depreciation	(960,835)	(2,577,263)	(373,668)
	2,203,323	1,044,847	151,489

For the years ended December 31, 2020, 2021 and 2022, the Group recorded depreciation expenses amounted RMB27,999, RMB911,964 and RMB1,615,551 (US$234,233), respectively.